Related-party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related-party Transactions
Related party transactions	$ 0	$ 0	$ 0	$ 0